VESSELS AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Summary of vessels and equipment, net
Movements in the six months ended June 30, 2024 for vessels and equipment, net is summarized as follows:

(in thousands of $)	Vessels and equipment	Dry docks	Total
Cost
At December 31, 2023	2,467,470	43,214	2,510,684
Additions	—	10,103	10,103
Disposals	—	(5,000)	(5,000)
At June 30, 2024	2,467,470	48,317	2,515,787

Accumulated depreciation
At December 31, 2023	(275,371)	(18,012)	(293,383)
Charge	(32,772)	(4,682)	(37,454)
Disposals	—	5,000	5,000
At June 30, 2024	(308,143)	(17,694)	(325,837)

Net book value
At December 31, 2023	2,192,099	25,202	2,217,301
At June 30, 2024	2,159,327	30,623	2,189,950